Note 10 (Tables)	12 Months Ended
Dec. 31, 2021
Financial assets and liabilities held for trading [Abstract]
Financial assets and liabilities held for trading [Table Text Block]
The breakdown of the balance under these headings in the accompanying consolidated balance sheets is as follows:

Financial assets and liabilities held for trading (Millions of Euros)
	Notes	2021	2020	2019
ASSETS
Derivatives (*)		30,933	40,183	32,232
Equity instruments	7.2.2	15,963	11,458	8,892
Credit institutions		816	633	1,037
Other sectors		15,147	10,824	7,855
Debt securities	7.2.2	25,790	23,970	26,309
Issued by central banks		936	1,011	840
Issued by public administrations		21,946	19,942	23,918
Issued by financial institutions		1,130	1,479	679
Other debt securities		1,778	1,538	872
Loans and advances (**)	7.2.2	50,807	30,268	32,037
Loans and advances to central banks		3,467	53	535
Reverse repurchase agreement		3,467	53	535
Loans and advances to credit institutions		31,916	18,317	19,020
Reverse repurchase agreement		31,901	18,310	18,953
Loans and advances to customers		15,424	11,898	12,482
Reverse repurchase agreement		14,916	11,295	12,187
Total assets	8.1	123,493	105,878	99,469
LIABILITIES
Derivatives (*)		31,705	41,680	34,066
Short positions		15,135	12,312	12,249
Deposits (**)		44,294	30,117	40,099
Deposits from central banks		11,248	6,277	7,635
Repurchase agreement		11,248	6,277	7,635
Deposits from credit institutions		16,176	14,377	22,704
Repurchase agreement		15,632	14,035	22,313
Customer deposits		16,870	9,463	9,761
Repurchase agreement		16,824	9,418	9,689
Total liabilities	8.1	91,135	84,109	86,414
(*) The variation in 2021 is mainly due to the evolution of interest rate derivatives at BBVA, S.A.
(**) The variation in 2021 corresponds mainly to the evolution of "Reverse repurchase agreement" of BBVA S.A., partially offset by the evolution of "Repurchase agreement". The information for 2020 and 2019 has been subject to certain non-significant modifications in order to improve comparability with the figures for financial year 2021 (see Note 1.3).

Derivatives by type of risk and by product or by type of market [Table Text Block]
Below is a breakdown of the net positions by transaction type of the fair value and notional amounts of derivatives recognized in the accompanying consolidated balance sheets, divided into organized and OTC markets:

Derivatives by type of risk and by product or by type of market (Millions of Euros)
	2021			2020			2019
	Assets	Liabilities	Notional amount - Total	Assets	Liabilities	Notional amount - Total	Assets	Liabilities	Notional amount - Total
Interest rate	15,782	15,615	3,902,760	26,451	26,028	3,252,066	21,004	20,378	3,024,794
OTC	15,774	15,610	3,884,561	26,447	26,020	3,233,718	21,004	20,377	2,997,443
Organized market	8	5	18,199	3	8	18,348	—	1	27,351
Equity instruments	2,802	4,123	72,656	2,626	4,143	72,176	2,263	3,499	84,140
OTC	775	1,930	48,695	584	1,836	42,351	353	1,435	40,507
Organized market	2,028	2,192	23,962	2,042	2,307	29,825	1,910	2,065	43,633
Foreign exchange and gold	12,104	11,471	533,395	10,952	11,216	461,898	8,608	9,788	472,194
OTC	12,090	11,445	526,590	10,942	11,216	457,180	8,571	9,782	463,662
Organized market	14	26	6,805	10	—	4,719	37	6	8,532
Credit	236	490	19,937	153	292	23,411	353	397	29,077
Credit default swap	236	254	18,121	146	156	21,529	338	283	26,702
Credit spread option	—	—	—	—	—	—	—	2	150
Total return swap	—	236	1,815	7	136	1,882	14	113	2,225
Other	—	—	—	—	—	—	—	—	—
Commodities	8	7	149	1	1	26	4	4	64
DERIVATIVES	30,933	31,705	4,528,897	40,183	41,680	3,809,577	32,232	34,066	3,610,269
Of which: OTC - credit institutions	21,069	22,488	1,073,921	24,432	27,244	958,017	19,962	22,973	1,000,243
Of which: OTC - other financial corporations	3,300	3,075	3,257,382	8,211	8,493	2,663,978	6,028	6,089	2,370,988
Of which: OTC - other	4,514	3,919	148,629	5,484	3,627	134,690	4,294	2,932	159,521